Equity - Schedule of Issuances and Repurchases of Shares (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2018 shares	Dec. 31, 2019 Category shares	Dec. 31, 2018 Category shares	Dec. 31, 2017 shares
Beginning balance		277,179,999	223,156,080
Issuance		35,655	4,276,916
Initial public offering			45,818,182
Vested awards | Category		151,182	5,742,843
Reclassification		0
Repurchase and cancellation			(1,814,022)	(11,994,444)
Ending balance		277,366,836	277,179,999	223,156,080
Class C common stock [member]
Beginning balance		0	7,695,072
Initial public offering			0
Reclassification		0	(5,881,050)
Repurchase and cancellation	(1,814,022)		(1,814,022)
Ending balance		0	0	7,695,072
Non voting shares [member] | Class A common stock [member]
Beginning balance		125,697,438	60,775,470
Issuance		35,655	4,276,916
Initial public offering			54,902,209
Vested awards | Category		151,182	5,742,843
Reclassification		52,804,309	0
Repurchase and cancellation			0
Ending balance		178,688,584	125,697,438	60,775,470
Voting shares [member] | Class B common stock [member]
Beginning balance		151,482,561	154,685,538
Initial public offering			(9,084,027)
Reclassification		(52,804,309)	5,881,050
Repurchase and cancellation			0
Ending balance		98,678,252	151,482,561	154,685,538